Annual Total Returns- Federated Hermes Clover Small Value Fund (Class A C R IS and R6 Shares) [BarChart] - Class A C R IS and R6 Shares - Federated Hermes Clover Small Value Fund - A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	26.37%	(5.71%)	13.94%	31.49%	7.00%	(6.53%)	21.66%	12.14%	(18.37%)	19.67%